Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 01, 2016
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR
AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF | AdvisorShares Athena High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVI
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Prospectus Summary) | AdvisorShares Pacific Asset Enhanced Floating Rate ETF | AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRT
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GYEN
AdvisorShares Gartman Gold/Euro ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Euro ETF | AdvisorShares Gartman Gold/Euro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEUR
AdvisorShares Global Echo ETF (Prospectus Summary) | AdvisorShares Global Echo ETF | AdvisorShares Global Echo ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIVE
AdvisorShares Morgan Creek Global Tactical ETF (Prospectus Summary) | AdvisorShares Morgan Creek Global Tactical ETF | AdvisorShares Morgan Creek Global Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAA
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGB
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares Sage Core Reserves ETF (Prospectus Summary) | AdvisorShares Sage Core Reserves ETF | AdvisorShares Sage Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD
AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF | AdvisorShares Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
AdvisorShares Madrona International ETF (Prospectus Summary) | AdvisorShares Madrona International ETF | AdvisorShares Madrona International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
AdvisorShares Madrona Global Bond ETF (Prospectus Summary) | AdvisorShares Madrona Global Bond ETF | AdvisorShares Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
AdvisorShares Meidell Tactical Advantage ETF (Prospectus Summary) | AdvisorShares Meidell Tactical Advantage ETF | AdvisorShares Meidell Tactical Advantage ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATH
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF | AdvisorShares Market Adaptive Unconstrained Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAUI
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares QAM Equity Hedge ETF (Prospectus Summary) | AdvisorShares QAM Equity Hedge ETF | AdvisorShares QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEH
AdvisorShares Wilshire Buyback ETF (Prospectus Summary) | AdvisorShares Wilshire Buyback ETF | AdvisorShares Wilshire Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA